Share-based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation

24. Share-based Compensation

Compensation expenses recognized for share-based awards granted by the Company were as follows:

	For the Year Ended December 31,
	2016	2017	2018
Cost of sales	—	—	9,289
Research and development expenses	14,484	23,210	109,124
Selling, general and administrative expenses	62,200	67,086	561,055
Total	76,684	90,296	679,468

There was no income tax benefit recognized in the consolidated statements of comprehensive loss for share-based compensation expenses and the Group did not capitalize any of the share-based compensation expenses as part of the cost of any assets in the years ended December 31, 2016, 2017 and 2018.

(a) Prime Hubs’ Restricted Shares Plan

In 2015, the Company adopted the Prime Hubs Restricted Shares Plan (the “Prime Hubs Plan”). Pursuant to the Prime Hubs Plan, restricted shares were granted to certain employees and non-employee consultants of the Group as approved by the board of directors. The restricted shares granted require the non-employee consultants to serve the Group for a period of one year with 100% of the restricted shares vesting upon the completion of the service period and the employees to serve the group for a period of four years with 25% of the restricted shares vesting at each anniversary of the service commencement date. The restricted shares issued under the Prime Hubs Plan are held by Prime Hubs, a consolidated variable interest entity of the Company, and are accounted for as treasury stocks of the Company prior to their vesting.

The following table summarizes activities of the Company’s restricted shares granted to employees under the Prime Hubs Plan:

(i) Employees

Employees	Number of Shares Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested as of December 31, 2015	13,450,000	0.72
Vested	(3,362,500)	0.72
Forfeited	(1,687,500)	0.72
Unvested as of December 31, 2016	8,400,000	0.72
Granted	2,000,000	2.05
Vested	(3,133,329)	0.84
Forfeited	(208,333)	0.72
Unvested as of December 31, 2017	7,058,338	1.04
Vested	(7,058,338)	1.04
Unvested as of December 31, 2018	—	—

In August 2018, the Company agreed to repurchase 562,500 vested Prime Hubs restricted shares from a former employee who passed away with total cash consideration of RMB7,490 at the fair value.

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized for the employee restricted shares granted under the Prime Hubs Plan were RMB8,435, RMB20,572 and RMB39,560, respectively.

As of December 31, 2017 and 2018, there were RMB37,651 and nil of unrecognized share-based compensation expenses related to the employee restricted shares granted under the Prime Hubs Plan. Such unrecognized expenses are expected to be recognized over a weighted-average period of 1.69 and zero years, respectively, as of December 31, 2017 and 2018.

(ii) Non-Employees

Non-Employees	Number of Shares Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested as of December 31, 2015	2,950,000	1.25
Vested	(2,950,000)	1.25
Unvested as of December 31, 2016, 2017 and 2018	—	—

In January 2017, the Company agreed to repurchase 250,000 vested Prime Hubs restricted shares from a non-employee with total cash consideration of RMB1,686.

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized for the non-employee restricted shares granted the Prime Hubs Plan were RMB24,532, nil and nil, respectively.

As of December 31, 2016, all share-based compensation expenses related to the non-employee restricted shares granted the Prime Hubs Plan had been recognized.

(b) NIO Incentive Plans

In 2015, the Company adopted the 2015 Stock Incentive Plan (the “2015 Plan”), which allows the plan administrator to grant options and restricted shares of the Company to its employees, directors, and consultants.

The Company granted both share options and restricted shares to the employees. The share options and restricted shares of the Company under 2015 Plan have a contractual term of ten years from the grant date, and vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest rateably over the following 36 months. Under the 2015 plan, share options granted to the non-NIO US employees of the Group are only exercisable upon the occurrence of an initial public offering by the Company.

In 2016 and 2017, the Board of Directors further approved the 2016 Stock Incentive Plan (the “2016 Plan”) and the 2017 Stock Incentive Plan (the “2017 Plan”). The share options of the Company under 2016 and 2017 Plan have a contractual term of seven or ten years from the grant date, and vest immediately or over a period of four or five years of continuous service.

As of December 31, 2017, the Group had not recognized any share-based compensation expenses for options granted to the non-NIO US employees of the Group, because the Company is unable to determine if it is probable that the performance conditions will be satisfied until the event occurs. As a result, the share-based compensation expenses for these options that are only exercisable upon the occurrence of the Company’s initial public offering will be recognized using the graded-vesting method upon the consummation of the initial public offering. The Group recognized the share options and restricted shares of the Company granted to the employees of NIO US on a straight-line basis over the vesting term of the awards, net of estimated forfeitures.

Upon completion of the Company’s IPO on September 12, 2018, share-based compensation expenses for options granted to the non-NIO US employees of the Group were recognized by using the graded-vesting method.

(i) Share Options

The following table summarizes activities of the Company’s share options under the 2015, 2016 and 2017 Plans for the years ended December 31, 2016, 2017 and 2018:

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In Years	US$
Outstanding as of December 31, 2015	—	—	—	—
Granted	53,576,606	0.32	—	—
Cancelled	(945,346)	0.39	—	—
Expired	(7,706)	0.10	—	—
Outstanding as of December 31, 2016	52,623,554	0.32	8.30	51,506
Granted	13,460,477	1.46	—	—
Exercised	(2,723,540)	0.39	—	—
Cancelled	(5,236,562)	0.44	—	—
Expired	(348,015)	0.25	—	—
Outstanding as of December 31, 2017	57,775,914	0.57	8.52	114,299
Granted	47,216,792	2.79	—	—
Exercised	(7,732,317)	0.40	—	—
Cancelled	(5,498,453)	1.17	—	—
Expired	(687,796)	0.62	—	—
Outstanding as of December 31, 2018	91,074,140	1.69	8.23	425,988
Vested and expected to vest as of December 31, 2016	50,782,627	—	—	49,245
Exercisable as of December 31, 2016	1,297,535	—	—	1,336
Vested and expected to vest as of December 31, 2017	55,832,678	—	—	107,299
Exercisable as of December 31, 2017	5,089,894	—	—	11,070
Vested and expected to vest as of December 31, 2018	99,702,386	—	—	467,127
Exercisable as of December 31, 2018	32,959,964	—	—	185,787

The weighted-average grant date fair value for options granted under the Company’s 2015, 2016 and 2017 Plans during the years ended December 31, 2016, 2017 and 2018 was US$0.90, US$1.21 and US$1.93, respectively, computed using the binomial option pricing model.

The total share-based compensation expenses recognized for share options during the years ended December 31, 2016, 2017 and 2018 was RMB17,998, RMB30,127 and RMB437,320 respectively.

The fair value of each option granted under the Company’s 2015, 2016 and 2017 Plans during 2016, 2017 and 2018 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	2016	2017	2018
Exercise price (US$)	0.10-0.61	0.61-2.55	0.10 - 6.74
Fair value of the ordinary shares on the date of option grant (US$)	0.96-1.30	1.30-2.55	3.38 - 6.74
Risk-free interest rate	1.46%-1.78%	2.31%-2.40%	2.74% - 3.15%
Expected term (in years)	10	10	7 - 10
Expected dividend yield	0%	0%	0%
Expected volatility	54%	51%-52%	47% - 51%
Expected forfeiture rate (post-vesting)	5%	5%	5% - 8%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2017 and 2018, there were RMB58,444 and RMB17,101 of unrecognized compensation expenses related to the stock options granted to the employees of NIO US, which is expected to be recognized over a weighted-average period of 2.53 and 2.67 years, respectively.

As of December 31, 2017, there were RMB275,473 of unrecognized compensation expenses related to the stocks options granted to the Group’s non-NIO US employees with a performance condition of an IPO, out of which, unrecognized compensation expenses of RMB138,884 related to options for which the service condition had been met and are expected to be recognized when the performance target of an IPO is achieved.

As of December 31, 2018, there were RMB50,279 of unrecognized compensation expenses related to the stocks options granted to the Group’s non-NIO US employees which is expected to be recognized over a weighted-average period of 3.02 years.

(ii) Restricted shares

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted shares to US employees under the 2015 plan:

	Number of Restricted Shares Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested at December 31, 2015	—	—
Granted	3,103,809	0.96
Vested	(960,958)	0.96
Forfeited	(305,464)	0.96
Unvested at December 31, 2016	1,837,387	0.96
Vested	(470,015)	0.96
Forfeited	(254,395)	0.96
Unvested at December 31, 2017	1,112,977	0.96
Vested	(608,406)	0.96
Forfeited	(63,058)	0.96
Unvested at December 31, 2018	441,513	0.96

As of December 31, 2017 and 2018, there were RMB6,095 and RMB2,812 of unrecognized compensation expenses related to restricted shares granted to the employees of NIO US, which is expected to be recognized over a weighted-average period of 1.75 and 0.75 years, respectively.

Share-based compensation expenses of RMB6,137, RMB4,151 and RMB3,790 related to restricted shares granted to the employees of NIO US was recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

The following table summarizes activities of the Company’s restricted shares to non-US employees under the 2016 and 2017 plan:

	Number of Restricted Shares Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested at December 31, 2017	—	—
Granted	509,001	6.72
Vested	(445,104)	6.74
Unvested at December 31, 2018	63,897	6.60

As of December 31, 2018, there were RMB2,798 of unrecognized compensation expenses related to restricted shares granted to the non-US employees, which is expected to be recognized over a weighted-average period of 1.70 years.

Share-based compensation expenses of nil, nil and RMB20,323 related to restricted shares granted to the non-US employees was recognized for the years ended December 31, 2016, 2017 and 2018.

(c) Non-recourse Loan

In November 2015, the Company issued an offer letter to one of its key management team member (“the Borrower”). In the offer letter, the Company offered the Borrower to purchase 7,509,933 Series A-3 Preferred Shares of the Company at the price of US$1.6522 per share, which equals to the purchase price same class of preferred shares by other third party investors in the most recent round of financing prior to the offer letter. In addition, the Company agreed to provide a loan in the amount of US$12,408 with an interest rate of 1.8% compounded semiannually to paid for the fund the purchase of such Series A-3 Preferred Shares by the Borrower (“the Loan”). The Loan agreement was signed on March 10, 2016. The Loan is subject to a three-year service condition with 25% immediately vested on the grant date and 25% cliff vesting annually. The Borrower’s personal liability on the Loan, and the Company’s recourse against the Borrower personally on the Loan, shall be limited to 50% of the then-outstanding principal amount of the Loan, including any interest accrued thereon.

In June 2018, the Borrower repaid the loan pursuant to the agreement, including the interest accrued, to the Company, amounting to RMB82,863. By the time of the repayment, 75% of the Award was vested and considered as exercised while 25% remained as unvested.

Pursuant to ASC 718, the Company accounted for the Loan as a stock liability (the “Award”). Given the underlying of the Award is Series A-3 Preferred Shares, it was treated as a liability award following ASC 480. The Award was initially recognized at fair value and subsequently re-measured by recognizing the change in fair value as an adjustment to the compensation costs. The fair value of the Award granted was estimated on each reporting date using the Black-Scholes option pricing model with the assumptions (or ranges thereof) in the following table:

	2016	2017	2018
Exercise price	1.83	1.82	1.74
Fair value of the Preferred Shares on the measurement date	1.80	2.70	4.54
Risk-free interest rate	2%	2%	2%
Remaining life (in years)	4.75	3.64	0.26
Expected dividend yield	0%	0%	0%
Expected volatility	47-51%	47-48%	43%-44%

As of December 31, 2018, the Award was fully vested and exercised. Unrecognized expense related to the Award was nil.

Share-based compensation expenses related to the Award of RMB19,582, RMB35,446 and RMB178,475 was recognized for the years ended December 31, 2016, 2017 and 2018, respectively.